Income taxes (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income before income taxes		R$ 428,433	R$ 273,462	R$ 335,054
Combined statutory income taxes rate - %		34.00%	34.00%	34.00%
Income taxes at statutory rates		R$ (145,667)	R$ (92,977)	R$ (113,918)
Reconciliation adjustments:
Tax effect on loss from an entity not subject to taxation		(32,859)	(37,794)	(8,474)
PROUNI - Fiscal Incentive	[1]	270,062	194,830	120,851
Unrecognized deferred tax assets		(117,377)	(86,233)	(41,319)
Presumed profit income tax regime effect	[2]	(1,549)	(7,066)	(2,640)
Permanent adjustments		(12,226)	(6,232)	2,567
Other		3,939	4,293	15,866
Income taxes expense – current		R$ (35,677)	R$ (31,179)	R$ (27,067)
Effective rate		8.33%	11.40%	8.08%

[1]	The Company adhered to PROUNI, established by Law 11,096 / 2005, which is a federal program that exempt companies of paying income taxes and social contribution.
[2]	Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The effect of the presumed profit of certain subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.